UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 79.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.8%
TransDigm, Inc., 5.50%, 10/15/20	$500	$515,000

		$515,000

Air Transportation — 2.1%
American Airlines Group, Inc., 6.125%, 6/1/18	$1,250	$1,296,875

		$1,296,875

Automotive & Auto Parts — 4.4%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$1,000	$1,022,917
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	290	321,900
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	350	358,312
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,000	1,045,000

		$2,748,129

Banks & Thrifts — 2.8%
Ally Financial, Inc., 8.00%, 12/31/18	$750	$835,313
CIT Group, Inc., 5.25%, 3/15/18	905	943,462

		$1,778,775

Building Materials — 1.8%
Gibraltar Industries, Inc., 6.25%, 2/1/21	$45	$46,575
HD Supply, Inc., 7.50%, 7/15/20	500	523,125
USG Corp., 9.50%, 1/15/18	500	550,000

		$1,119,700

Cable/Satellite TV — 4.7%
Altice Financing SA, 6.50%, 1/15/22(1)	$250	$258,438
Cablevision Systems Corp., 7.75%, 4/15/18	500	536,875
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	275	284,625
CSC Holdings, LLC, 7.875%, 2/15/18	500	541,250
DISH DBS Corp., 4.25%, 4/1/18	500	514,375
DISH DBS Corp., 5.125%, 5/1/20	750	769,687

		$2,905,250

Capital Goods — 1.7%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$258,750
HRG Group, Inc., 7.875%, 7/15/19	750	795,938

		$1,054,688

Chemicals — 0.2%
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	$100	$101,500

		$101,500

Consumer Products — 0.1%
Revlon Consumer Products Corp., 5.75%, 2/15/21	$55	$56,100

		$56,100

Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.653%, 12/15/19(1)(3)	$500	$505,625
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,250	1,251,562

		$1,757,187

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 5.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$1,008,199
Air Lease Corp., 5.625%, 4/1/17	750	769,068
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,026,250
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	250	250,000
Navient Corp., 4.625%, 9/25/17	250	255,000

		$3,308,517

Diversified Media — 1.4%
IAC/InterActiveCorp, 4.875%, 11/30/18	$841	$863,076

		$863,076

Energy — 8.6%
Antero Resources Corp., 5.375%, 11/1/21	$320	$308,000
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	145	147,537
Denbury Resources, Inc., 9.00%, 5/15/21(1)	50	50,250
Energy Transfer Equity, L.P., 7.50%, 10/15/20	250	270,625
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	35	35,088
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,258	1,302,030
Permian Resources, LLC/AEPB Finance Corp., 7.137%, 8/1/19(1)(3)	500	296,250
Precision Drilling Corp., 6.625%, 11/15/20	250	232,475
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	250	259,375
Sabine Pass LNG, L.P., 7.50%, 11/30/16	1,250	1,271,094
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	517,500
Southwestern Energy Co., 7.50%, 2/1/18	99	104,346
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	545	581,787

		$5,376,357

Entertainment/Film — 0.8%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$510,000

		$510,000

Environmental — 1.1%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$500	$520,000
Casella Waste Systems, Inc., 7.75%, 2/15/19	150	153,094

		$673,094

Food & Drug Retail — 1.7%
Safeway, Inc., 3.95%, 8/15/20	$330	$312,675
Safeway, Inc., 4.75%, 12/1/21	750	718,125

		$1,030,800

Food/Beverage/Tobacco — 2.4%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,015,470
NBTY, Inc., 7.625%, 5/15/21(1)	500	511,250

		$1,526,720

Gaming — 3.2%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,312
MGM Resorts International, 6.75%, 10/1/20	1,000	1,110,000
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	250	256,875
Station Casinos, LLC, 7.50%, 3/1/21	75	79,425
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	250	261,875
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	280	280,000

		$2,019,487

Health Care — 5.8%
Alere, Inc., 6.50%, 6/15/20	$260	$256,750
Alere, Inc., 7.25%, 7/1/18	900	909,562

Security	Principal Amount (000’s omitted)	Value
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	$101	$102,525
HCA, Inc., 3.75%, 3/15/19	526	547,040
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	250	256,563
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	211,735
Tenet Healthcare Corp., 4.153%, 6/15/20(3)	1,000	997,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	350	344,750

		$3,626,425

Homebuilders/Real Estate — 1.2%
iStar, Inc., 6.50%, 7/1/21	$250	$249,063
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	515,000

		$764,063

Leisure — 1.8%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$121,800
NCL Corp., Ltd., 5.25%, 11/15/19(1)	985	1,012,088

		$1,133,888

Metals/Mining — 0.5%
Novelis, Inc., 8.375%, 12/15/17	$250	$255,469
Teck Resources, Ltd., 8.00%, 6/1/21(1)	80	85,600

		$341,069

Publishing/Printing — 2.3%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$1,425	$1,442,813

		$1,442,813

Restaurants — 2.5%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$750	$792,187
Yum! Brands, Inc., 3.875%, 11/1/20	750	767,813

		$1,560,000

Services — 3.8%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.423%, 12/1/17(3)	$925	$928,080
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	280	259,000
Laureate Education, Inc., 9.25%, 9/1/19(1)	720	649,800
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	521,875

		$2,358,755

Steel — 0.1%
United States Steel Corp., 8.375%, 7/1/21(1)	$55	$60,156

		$60,156

Super Retail — 0.9%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$500	$528,125
L Brands, Inc., 6.625%, 4/1/21	29	33,423

		$561,548

Technology — 5.0%
Avaya, Inc., 9.00%, 4/1/19(1)	$250	$191,250
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	1,000	1,029,367
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	25	26,163
Infor (US), Inc., 5.75%, 8/15/20(1)	133	140,814
NXP B.V./NXP Funding, LLC, 3.50%, 9/15/16(1)	200	200,309
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,025,000
Seagate HDD Cayman, 7.00%, 11/1/21	500	523,062

		$3,135,965

Telecommunications — 7.6%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$245,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	250	188,125
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	248,000

Security	Principal Amount (000’s omitted)	Value
Level 3 Financing, Inc., 4.407%, 1/15/18(3)	$750	$752,812
Sprint Communications, Inc., 8.375%, 8/15/17	250	259,688
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,277,812
T-Mobile USA, Inc., 5.25%, 9/1/18	275	280,844
T-Mobile USA, Inc., 6.464%, 4/28/19	500	510,000
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,000,000

		$4,762,531

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$161,006

		$161,006

Utilities — 2.0%
AES Corp. (The), 3.673%, 6/1/19(3)	$490	$490,000
Dynegy, Inc., 6.75%, 11/1/19	750	767,813

		$1,257,813

Total Corporate Bonds & Notes (identified cost $49,856,458)		$49,807,287

Senior Floating-Rate Loans — 8.2%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$250	$246,094

		$246,094

Consumer Products — 0.1%
NBTY, Inc., Term Loan, 5.00%, Maturing 5/5/23	$75	$74,613

		$74,613

Restaurants — 0.8%
NPC International, Inc., Term Loan, 4.75%, Maturing 12/28/18	$490	$490,760

		$490,760

Services — 2.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,000	$941,406
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	104	104,473
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	780	763,877

		$1,809,756

Super Retail — 0.4%
National Vision, Inc., Term Loan, Maturing 3/12/21(5)	$250	$245,781

		$245,781

Technology — 1.5%
Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, Maturing 6/7/23	$942	$941,622

		$941,622

Telecommunications — 2.1%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,350	$1,339,875

		$1,339,875

Total Senior Floating-Rate Loans (identified cost $5,210,672)		$5,148,501

Convertible Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$308,437

		$308,437

Utilities — 1.6%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$310,400
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	699,344

		$1,009,744

Total Convertible Bonds (identified cost $1,224,978)		$1,318,181

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/5/30(1)(6)	$1,120	$1,128,406
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	1,000	1,002,398

		$2,130,804

Total Commercial Mortgage-Backed Securities (identified cost $2,107,867)		$2,130,804

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(7)	$2,735	$2,735,408

		$2,735,408

Total Short-Term Investments (identified cost $2,735,408)		$2,735,408

Total Investments — 97.8% (identified cost $61,135,383)		$61,140,181

Other Assets, Less Liabilities — 2.2%		$1,364,595

Net Assets — 100.0%		$62,504,776

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $20,974,988 or 33.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $4,923.

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,168,146

Gross unrealized appreciation	$702,380
Gross unrealized depreciation	(730,345)

Net unrealized depreciation	$(27,965)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$49,807,287	$—	$49,807,287
Senior Floating-Rate Loans	—	5,148,501	—	5,148,501
Convertible Bonds	—	1,318,181	—	1,318,181
Commercial Mortgage-Backed Securities	—	2,130,804	—	2,130,804
Short-Term Investments	—	2,735,408	—	2,735,408
Total Investments	$—	$61,140,181	$—	$61,140,181

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016